INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2014
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

NOTE 18         -          INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.       Revenues by Geographic Area - as percentage of total sales

	Year ended December 31,
	2014	2013	2012
USA	45%	77%	81%
Japan	40	2	1
Asia *	11	14	13
Europe *	4	7	5
Total	100%	100%	100%

*	Represents revenues from individual countries of less than 10% each.

The basis of attributing revenues from external customers to geographic area is based on the headquarters location of the customer issuing the purchase order.

B.       Property and equipment, net - by Geographic Area

Long-Lived Assets by Geographic Area - Substantially all of Tower's long-lived assets are located in Israel, substantially all of Jazz's long-lived assets are located in the United States and substantially all of TPSCo's long-lived assets are located in Japan.

	As of December 31
	2014	2013
Israel	$145,816	$180,976
United States	66,953	75,040
Japan	206,342	94,023
Total	$419,111	$350,039

C.       Major Customers - as percentage of net accounts receivable balance

Accounts receivable from significant customers representing 10% or more of the net accounts receivable balance as of December 31, 2014 and 2013, consist of the following customers:

	As of December 31,
	2014	2013
Customer 1	35%	--%
Customer 2	16%	9%
Customer 3	--%	20%

D.       Major Customers - as percentage of total sales

	Year ended December 31,
	2014	2013	2012
Customer A	38%	--%	--%
Customer B	7	27	43
Other customers (*)	16	16	10

(*)	Represents sales to two different customers accounted for between 7% and 9% of sales during 2014 and 2013 and to two different customers accounted for between 4% and 6% of sales during 2012.